Old Mutual Advisor Funds II
(formerly PBHG Funds)
Supplement Dated January 1, 2006
as updated January 25, 2006
This Supplement updates certain information contained in the currently effective Prospectuses of Old Mutual Advisor Funds II (the “Trust”), each dated July 22, 2005, and replaces all previous Prospectus supplements. You should retain your Prospectus and current supplements for future reference. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling 1-800-433-0051 or via the Internet at www.omfunds.com.
New Investment Advisory Arrangements

Investment Adviser
The Board of Trustees of the Trust (the “Board”), including all its independent Trustees, has approved Old Mutual Capital, Inc. (“OMCAP”) as the new investment adviser to each portfolio of the Trust (each a “Fund” and collectively, the “Funds”). This appointment will become effective upon shareholder approval of a new management agreement between the Trust and OMCAP, which agreement has been approved by the Board. In order that OMCAP can begin serving as investment adviser to the Funds while shareholder approval of a new management agreement is sought, the Board has approved an interim advisory agreement with OMCAP. The Trust’s previous investment adviser, Liberty Ridge Capital (“Liberty Ridge”) has been appointed a sub-adviser to certain Funds.
Sub-Advisers
OMCAP has appointed six unaffiliated and seven affiliated firms as sub-advisers (each, a “Sub-Adviser”) to the Funds as indicated below, subject to shareholder approval. These appointments will become effective upon shareholder approval of new investment sub-advisory agreements between the Trust, OMCAP and each of the Sub-Advisers, which agreements have been approved by the Board. As with OMCAP, the Board has approved an interim agreement with each Sub-Adviser in order that each Sub-Adviser can provide management services to the Fund or Funds for which it acts as sub-adviser while shareholder approval of a new sub-advisory agreement is sought.
Name Changes
Effective on or about November 1, 2005, the Trust was renamed Old Mutual Advisor Funds II. The Trust was previously known as PBHG Funds. Also effective on or about November 1, 2005, the “PBHG Class” shares of the Trust were renamed “Class Z” shares and each of the Funds, except for Old Mutual Technology and Communications Fund, were renamed as indicated below. Old Mutual Technology and Communications Fund was renamed as indicated below effective on or about January 1, 2006.
Fee Reductions
In connection with the Board’s appointment of OMCAP as the Trust’s new investment adviser, OMCAP has agreed to lower the expense limitations on the Funds effective January 1, 2006 by contractually waiving its fees or reimbursing expenses of a Fund to the extent a Fund’s expenses exceed the agreed upon expense cap. OMCAP has also agreed to a new fee arrangement that will reduce the combined advisory fee and administrative services fee paid by the Funds (collectively, “Management Fee”). The new Management Fee for each Fund will become effective on January 1, 2006. More information on the Board’s review and approval of the new management agreements and fee arrangements can be found on the Trust’s website at www.omfunds.com.

The following chart lists the Sub-Adviser, new Management Fee and expense limitation for each Fund. More information about OMCAP and the Sub-Advisers is in the text below the following chart.

			New Total
		New	Expense Limitation
Equity Funds	Sub-Adviser	Management Fee	Class Z*

Old Mutual Analytic Disciplined Equity Fund	Analytic Investors, Inc. (“Analytic”)	0.80%	1.10%

Old Mutual Clipper Focus Fund	Barrow Hanley Mewhinney & Strauss, Inc. (“Barrow Hanley”)	1.00%	1.10%

Old Mutual Columbus Circle Technology and Communications Fund	Columbus Circle Investors (“Columbus Circle”)	0.95%	1.45%

Old Mutual Emerging Growth Fund	Copper Rock Capital Partners, LLC (“Copper Rock”)	0.95%	1.30%

Old Mutual Focused Fund	Liberty Ridge	0.75%	1.15%

Old Mutual Growth Fund	Munder Capital Management (“Munder”) and Turner Investment Partners, Inc. (“Turner”), each co-managing the Fund’s assets	0.825%	1.10%

Old Mutual Heitman REIT Fund	Heitman Real Estate Securities, LLC (“Heitman”)	0.90%	1.25%

Old Mutual Large Cap Fund	Liberty Ridge	0.75%	1.15%

Old Mutual Large Cap Growth Fund	CastleArk Management, LLC (“CastleArk”) and Turner, each co-managing the Fund’s assets	0.85%	1.25%

Old Mutual Large Cap Growth Concentrated Fund	CastleArk and Turner, each co-managing the Fund’s assets	0.90%	1.25%

Old Mutual Mid-Cap Fund	Liberty Ridge	0.95%	1.20%

Old Mutual Select Growth Fund	CastleArk and Turner, each co-managing the Fund’s assets	0.90%	1.25%

Old Mutual Small Cap Fund	Liberty Ridge and Eagle Asset Management, Inc. (“Eagle”), each co-managing the Fund’s assets	1.00%	1.25%

Old Mutual Strategic Small Company Fund	Liberty Ridge, Eagle and Copper Rock, each co-managing the Fund’s assets	0.95%	1.35%

Old Mutual TS&W Small Cap Value Fund	Thompson, Siegel & Walmsley, Inc. (“TS&W”)	1.10%	1.30%

			New Total
		New	Expense Limitation
Fixed Income Funds	Sub-Adviser	Management Fee	Class Z*

Old Mutual Dwight Short Term Fixed Income Fund	Dwight Asset Management Company (“Dwight”)	0.45%	0.70%

Old Mutual Dwight Intermediate Fixed Income Fund	Dwight	0.45%	0.85%

Old Mutual Cash Reserves Fund	Wellington Management Company, LLP (“Wellington Management”)	0.40%	0.73%

*	The New Total Expense Limitation for Class A and Advisor Class shares for each applicable Fund are increased by 0.25% and the New Total Expense Limitation for Class C shares for each applicable Fund are increased by 1.00% from the amounts listed in the above table.

Description of OMCAP

OMCAP, located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”). OMUSH is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm. Since 2004, OMCAP has been the investment adviser to the Old Mutual Advisor Funds, an affiliated mutual fund company. OMCAP has also been appointed as investment manager of the Old Mutual Insurance Series Fund portfolios, subject to shareholder approval, and will manage those portfolios under an interim agreement.
Description of the Sub-Advisers

•	Analytic is a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071. Analytic has been a sub-adviser to the Trust since 2002, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. Analytic, a subsidiary of OMUSH and an affiliate of OMCAP, was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. Analytic serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Analytic managed approximately $9 billion in assets as of September 30, 2005.

•	Barrow Hanley is a Nevada corporation located at 3232 McKinney Ave, 15th Floor, Dallas, Texas 75204. Barrow Hanley was appointed sub-adviser to the Trust effective January 1, 2006, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. Barrow Hanley, a wholly-owned subsidiary of OMUSH and an affiliate of OMCAP, has provided value-oriented investment strategies to institutional investors and mutual funds since 1979. Barrow Hanley held discretionary management authority with respect to approximately $54 billion in assets as of September 30, 2005.

•	CastleArk is a Delaware limited liability company located at 1 North Wacker Drive, Suite 2950, Chicago, Illinois 60606. CastleArk has been a sub-adviser to the Trust since January 1, 2006, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. CastleArk provides investment management services to institutional and high net worth clients. CastleArk held discretionary management authority with respect to over $1.9 billion in assets as of September 30, 2005.

•	Columbus Circle is a Delaware general partnership located at Metro Center, One Station Place, Stamford, CT 06902. Columbus Circle has been a sub-adviser to the Trust since January 1, 2006, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. Columbus Circle provides portfolio management services to high net worth individuals and institutional accounts, including corporate pension and profit-sharing plans, charitable institutions, foundations, endowments, municipalities, public mutual funds, private investment funds, and a trust program. Columbus Circle held discretionary management authority with respect to approximately $5.7 billion in assets as of September 30, 2005.

•	Copper Rock is a Delaware limited liability company located at 200 Clarendon Street, 53rd Floor, Boston, MA 02116. Copper Rock was appointed sub-adviser to the Trust effective January 1, 2006, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. Copper Rock is a joint venture between OMUSH and senior Copper Rock executives. Copper Rock manages discretionary equity portfolios for institutional accounts. Copper Rock held discretionary management authority with respect to approximately $115 million in assets as of September 30, 2005.

•	Dwight is a Delaware corporation located at 100 Bank Street, Burlington, Vermont 05401. Dwight has been a sub-adviser to the Trust since 2002, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. Dwight, a wholly- owned subsidiary of OMUSH and an affiliate of OMCAP, has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans since 1983. Dwight managed approximately $54 billion in assets as of September 30, 2005.

•	Eagle is a Florida corporation located at 880 Carillon Parkway, St. Petersburg, FL 33716. Eagle was appointed sub-adviser to the Trust effective January 1, 2006, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. Eagle provides investment advisory services to both retail clients and institutional clients, including corporate pension plans, public funds, foundations and other tax-exempt entities and registered investment companies. Eagle held discretionary management authority with respect to over $11.5 billion in assets as of September 30, 2005.

•	Heitman is a Delaware limited liability company located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606. Heitman has been a sub-adviser to the Trust since December, 2001, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. Heitman is a wholly owned subsidiary of Heitman LLC, a Delaware limited liability company owned 50% by Heitman senior executives and 50% by Old Mutual (HFL) Inc., a wholly owned subsidiary of Old Mutual (US) Holdings Inc. Heitman, an affiliate of OMCAP, has provided investment management services to its clients since 1987. Heitman specializes in publicly traded U.S. real estate investment trust (REIT) securities and managed approximately $3.0 billion in assets as of September 30, 2005.

•	Liberty Ridge is a Delaware corporation located at 1400 Liberty Ridge Drive, Wayne, PA 19087. Liberty Ridge was appointed sub-adviser to the Trust effective January 1, 2006, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. Prior to that date, Liberty Ridge was the Trust’s investment adviser. Liberty Ridge, a wholly-owned subsidiary of OMUSH and an affiliate of OMCAP, was founded in 1982, and managed approximately $3.2 billion in assets as of September 30, 2005.

•	Munder is a Delaware general partnership located at 480 Pierce Street, Birmingham, MI 48009. Munder was appointed sub-adviser to the Trust January 1, 2006, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. Munder furnishes investment advisory services to clients on a discretionary basis and serves as sub-adviser to various domestic and non-domestic entities, as well as to separately managed accounts through arrangements with other industry professionals. Munder held discretionary management authority with respect to approximately $39.9 billion in assets as of September 30, 2005.

•	TS&W is a Virginia corporation located at 5000 Monument Avenue, Richmond, VA 23230. TS&W has been a sub-adviser to the Trust since 2003, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. TS&W, a wholly-owned subsidiary of OMUSH and an affiliate of OMCAP, has provided investment management services since 1969, serving institutional investors, middle market investors, and individuals in managing equity, fixed income, international and small cap equity investments. TS&W managed approximately $6.3 billion in assets as of September 30, 2005.

•	Turner is a Pennsylvania corporation located at 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. Turner was appointed sub-adviser to the Trust January 1, 2006, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. Turner held discretionary management authority with respect to approximately $17.0 billon in assets as of September 30, 2005 for institutional and individual accounts.

•	Wellington Management is a Massachusetts limited liability partnership located at 75 State Street, Boston, MA 02109. Wellington Management has been a sub-adviser to the Trust since 1995, managing and supervising the investment of certain Fund assets on a discretionary basis, subject to the supervision of the Trust’s investment adviser. Wellington and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management held discretionary management authority with respect to approximately $511 billion in assets as of September 30, 2005.

Interim Investment Advisory Arrangement

In order to avoid disruption of the Funds’ investment management program, the Board approved an interim advisory agreement with OMCAP (“Interim Advisory Agreement”) and interim sub-advisory agreements with each of the Sub-Advisers (“Interim Sub-Advisory Agreements”), pursuant to which OMCAP will provide advisory services to each Fund and each Sub-Adviser will provide portfolio management services to the Fund or Funds for which it acts as sub-adviser. The Interim Advisory Agreement and Interim Sub-Advisory Agreements commenced on January 1, 2006 (the “Commencement Date”). The Interim Advisory Agreement and Interim Sub-Advisory Agreements will remain in effect for each Fund for a period that will expire on the earlier of: (i) the date on which the shareholders of the Fund approve a new management agreement with OMCAP and a new sub-advisory agreement with its sub-adviser; and (ii) 150 days after the Commencement Date.
Change of Portfolio Managers

Effective on the Commencement Date, the portfolio managers for the following Funds were replaced with portfolio managers employed by each of the Sub-Advisers as indicated below. The portfolio managers for the remaining Funds will remain unchanged.

Fund	New Portfolio Manager

Old Mutual Clipper Focus Fund	James P. Barrow founded Barrow Hanley in August 1979. During his 42-year investment career, Mr. Barrow has worked as a securities analyst and portfolio manager for several major institutions, including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. Mr. Barrow holds a B.S. from the University of South Carolina.

Richard A. Englander, CFA has been a portfolio manager with Barrow Hanley since April 1985. During his 41-year investment career, Mr. Englander has worked as vice president and portfolio manager at Philadelphia Life Asset Management Company, a senior vice president and manager of the equity group at INA Capital Management Corporation, and a vice president and portfolio manger at General Accident Group. Mr. Englander holds a B.S. from Penn State University and a M.B.A. from the Wharton School of the University of Pennsylvania.

J. Ray Nixon, Jr. has been a portfolio manager with Barrow Hanley since June 1994. Prior to joining Barrow Hanley, Mr. Nixon was with Smith Barney, Inc. where he was a member of the firm’s Investment Policy Committee and served as its lead institutional stock broker for the Southwest. During his 27-year investment career, he also served as a research analyst for the Teacher Retirement System of Texas. Mr. Nixon holds a B.A. and a M.B.A. from the University of Texas at Austin.

Robert J. Chambers, CFA has been a portfolio manager with Barrow Hanley since August 1994. During his 32-year investment career, Mr. Chambers has worked as a senior securities analyst and portfolio manager for General Accident Group, the U.S. subsidiary of General Accident Fire and Life Assurance Co., Ltd of Perth, Scotland. Mr. Chambers holds a B.S. from Drexel University.

Timothy J. Culler, CFA has been a portfolio manager with Barrow Hanley since May 1999. Prior to joining Barrow Hanley, Mr. Culler was with INVESCO Capital Management, where he served as its Chief Investment Officer. Prior to his nine years at INVESCO, he served as a securities analyst and portfolio manager at First Union National Bank in Charlotte, South Carolina, where he began his 20-year career in the investment management industry. Mr. Culler holds a M.A. from Miami University.

Old Mutual Columbus Circle Technology and Communications Fund	Anthony Rizza, CFA has been at Columbus Circle for the past 15 years and has managed Columbus Circle’s Technology Portfolio since 1994.

Old Mutual Emerging Growth Fund	Tucker Walsh is a founding partner, chief executive officer and head of portfolio management at Copper Rock Capital Partners (since 2005). Prior to Copper Rock, Mr. Walsh was a managing director and head of the Small Cap Growth team at State Street Research since 1997. Previously, Mr. Walsh was an equity analyst at Chilton Investment Company, SG Cowen Asset Management and Merrill Lynch. Mr. Walsh earned a BA in Economics from Washington and Lee University. He has over 14 years of investment industry experience.

Michael Malouf is a founding partner and portfolio manager at Copper Rock Capital Partners (since 2005). Prior to Copper Rock, Mr. Malouf founded Primena, a software company that creates software for money managers, and was involved in real estate investing (2002 to 2005). Mr. Malouf previously held the position of managing director and head of Small Cap Growth Investing at Neuberger Berman from 1998 to 2002. Prior to Neuberger Berman, he held the position of small cap portfolio manager at RCM Capital Management from 1991 to 1998. Mr. Malouf holds a BS in Finance from Arizona State University and a CFA designation. He has over 15 years of investment industry experience.

Old Mutual Growth Fund	1. Munder

Tony Y. Dong is a member of the portfolio management teams in Munder’s mid-cap core growth and mid-cap/ small-cap blend disciplines. He has been a member of Munder’s mid-cap core growth team since January 2001. He became part of Munder’s mid-cap/ small-cap blend team in November 2003. Mr. Dong joined Munder in 1988 as a portfolio manager for Munder’s Growth at a Reasonable Price (GARP) investment discipline. He was promoted to Senior Portfolio Manager in 1994.

Fund	New Portfolio Manager

2. Turner

Christopher K. McHugh joined Turner upon its founding in 1990. He manages technology and telecommunications and producer durables sectors for all of Turner’s stock funds. Prior to joining Turner, Mr. McHugh worked for Provident Capital Management.

Robert R. Turner, CFA joined Turner upon its founding in 1990. He manages the technology and telecommunications and producer durables sectors for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner worked for Meridian Investment Company, Integon Corporation, McMillon/Eubanks, and Andersen Consulting.

William C. McVail, CFA joined Turner in 1998. He manages the consumer sector for all of Turner’s stock funds. Prior to joining Turner, Mr. McVail worked for Black Rock Equity Advisors and PNC Investment Management & Research.

Old Mutual Large Cap Growth Fund	1. CastleArk

Jerome Castellini has managed the CastleArk Large Cap Growth Fund since 1999. Prior to joining CastleArk, Mr. Castellini held the positions of vice president and managing partner at Loomis, Sayles & Company, L.P. (1989-1999), portfolio manager at Kemper Financial Harris Trust (1981-1989), and analyst at Harris Trust (1979-1981).

Robert Takazawa, Jr. has managed the CastleArk Large Cap Growth Fund since 1999. Prior to joining CastleArk, Mr. Takazawa held the positions of vice president and portfolio manager at Loomis, Sayles & Company, L.P. (1994-1999) and Kemper Financial (1973-1994).

Scott Pape has managed the CastleArk Large Cap Growth Fund since 1999. Prior to joining CastleArk, Mr. Pape held the positions of vice president and equity portfolio manager at Loomis, Sayles & Company, L.P. (1991-1999), portfolio manager at Illinois State Management Board (1987-1991) and Sears Investment Management (1984-1987) and analyst at Commonwealth Edison (1981-1984).

2. Turner

Mark D. Turner joined Turner upon its founding in 1990. He covers the financial services sector for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner worked for First Maryland Asset Management, Merrill Lynch Asset Management and Wachovia Investment Management.

Robert R. Turner (see description above)

Robb J. Parlanti, CFA joined Turner in 1993. He covers the cyclical sector for all of Turner’s stock funds. Prior to joining Turner, Mr. Parlanti worked for PNC Bank, National Association.

Old Mutual Large Cap Growth Concentrated Fund	1. CastleArk

Jerome Castellini (see description above)

Robert Takazawa, Jr. (see description above)

Scott Pape (see description above)

2. Turner

Mark D. Turner (see description above)

Robert R. Turner (see description above)

Robb J. Parlanti (see description above)

Old Mutual Select Growth Fund	1. CastleArk

Jerome Castellini (see description above)

Robert Takazawa, Jr. (see description above)

Scott Pape (see description above)

2. Turner

Mark D. Turner (see description above)

Robert R. Turner (see description above)

Robb J. Parlanti (see description above)

Old Mutual Small Cap Fund	1. Eagle

Todd McCallister, Ph.D., CFA joined Eagle in 1997 and currently holds the positions of Managing Director and Portfolio Manager at Eagle. Mr. McCallister has 18 years of investment experience as a portfolio manager and analyst. Mr. McCallister holds a B.A., with highest honors, from the University of North Carolina (1982), and a Ph.D. in economics from the University of Virginia (1987). He earned his Chartered Financial Analyst designation in 1996.

Fund	New Portfolio Manager

Stacey Serafini Thomas, CFA joined Eagle in 1999 and currently holds the position of Assistant Portfolio Manager at Eagle. Ms. Thomas has more than eight years of investment experience as portfolio co-manager and analyst. Ms. Thomas holds a B.A. in government, cum laude, from Harvard University (1997). She earned her Chartered Financial Analyst designation in 2002.

2. Liberty Ridge

James B. Bell, III, CFA has managed the Small Cap Fund since December 9, 2004. Mr. Bell has been involved in the management of the Small Cap Fund since May 3, 2004. Mr. Bell joined Liberty Ridge in 2001 as a research analyst focusing on financials, utilities and gaming/ leisure companies. Prior to joining Liberty Ridge, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.

Old Mutual Strategic Small Company Fund	1. Copper Rock

Tucker Walsh (see description above)

Michael Malouf (see description above)

2. Eagle

Todd McCallister (see description above)

Stacey Serafini Thomas (see description above)

3. Liberty Ridge

James B. Bell, III (see description above)

Change in Investment Strategy

Effective on or about January 1, 2006, the first sentence in the “Main Investment Strategies” section for each of Old Mutual Large Cap Growth Concentrated Fund and Old Mutual Select Growth Fund will be deleted in its entirety and replaced as indicated below:
Old Mutual Large Cap Growth Concentrated Fund

“Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in growth securities, such as common stocks. Each Sub-Adviser will invest its portion of the Fund in not more than 40 large capitalization companies.”
Old Mutual Select Growth Fund

“Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks. Each Sub-Adviser will invest its portion of the Fund in not more than 40 small, medium or large capitalization companies.”
Upcoming Shareholders Meeting

More information regarding the new advisory and sub-advisory arrangements will be contained in proxy materials that are expected to be delivered to shareholders February, 2006.
References throughout the Trust’s registration statement will be deemed modified accordingly.